COMMITMENTS AND CONTINGENCIES - Lessee Narrative (Details) - USD ($) $ in Thousands	Jan. 03, 2021	Dec. 29, 2019
Lessee, Lease, Description [Line Items]
Future minimum lease payments for facilities under operating leases	$ 18,565	$ 28,300
Operating lease, term of contract	6 years 2 months 12 days
Future minimum lease payments for assets under finance leases	$ 1,610	$ 2,100
Finance lease, term of contract	2 years 4 months 24 days	3 years 4 months 24 days
Short-term Debt
Lessee, Lease, Description [Line Items]
Future minimum lease payments for assets under finance leases	$ 700
Long-term Debt
Lessee, Lease, Description [Line Items]
Future minimum lease payments for assets under finance leases	$ 900